Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 25, 2025	Sep. 30, 2025	Mar. 27, 2025	Sep. 30, 2025	Dec. 31, 2024
March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,085,115
March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.31
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)		337,511		2,290,114	2,012,167
Proceeds from Issuance of Common Stock		$ 220,000.0		$ 4.0	$ 4.9
March 2025 Offering [Member[
Proceeds from Issuance or Sale of Equity	$ 4.1
Subsequent Event [Member] | March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,085,115
Subsequent Event [Member] | March 24, 2025 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,435,115
Subsequent Event [Member] | March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.31
Subsequent Event [Member] | At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,952,603
Proceeds from Issuance of Common Stock			$ 3.8
Subsequent Event [Member] | March 2025 Offering [Member[
Stock Issued During Period, Shares, New Issues (in shares)	1,350,000
Proceeds from Issuance or Sale of Equity	$ 4.1